UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549- FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-7223

Name of Registrant:	Putnam Classic Equity Fund

Address of Principal Executive Offices:	One Post Office Square
Boston, Massachusetts 02109

Name and address of agent of service:	James P. Pappas, Vice President
Putnam Classic Equity Fund
One Post Office Square
Boston, Massachusetts 02109

CC:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant's telephone number including area code:	(617) 292-1000

Date of fiscal year end:	11/30/10

Date of reporting period:	07/01/2010 - 06/30/2011

Registrant Name :	Putnam Classic Equity Fund
Fund Name :	Putnam Classic Equity Fund
Date of Fiscal Year End :	11/30/2010

Putnam Classic Equity Fund was merged into Putnam Fund for Growth and Income on December 29, 2008. Form N-8F pending. The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Classic Equity Fund

By:	/s/ Jonathan S. Horwitz

Name:	Jonathan S. Horwitz

Title:	Executive Vice President, Treasurer, Principal Executive Officer and Compliance Liaison

Date:	August 8, 2011